Non-controlling interest	12 Months Ended
Dec. 31, 2020
Statement of changes in equity [abstract]
Non-controlling interests	Non-controlling interest
The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Other	Total
	$	$	$	$	$

Balance at December 31, 2018	15,867	13,705	11,084	1,250	41,906
Share of net income (loss)	17,518	2,484	2,793	(336)	22,459
Interest on loan to non-controlling interest	(2,956)	—	—	—	(2,956)
Balance at December 31, 2019	30,429	16,189	13,877	914	61,409

Share of net income (loss)	35,742	113	9,856	(1,361)	44,350
Interest on loan to non-controlling interest	(3,082)	—	—	—	(3,082)
Distributions to non-controlling interest	(11,097)	—	(3,143)	—	(14,240)
Other	—	—	137	—	137
Balance at December 31, 2020	51,992	16,302	20,727	(447)	88,574

As at December 31, 2020, there is $5 million due to the State of Mali for their share of dividends declared by Fekola. This amount has been included in other current liabilities in the Consolidated Balance Sheets.